Loans and asset quality - Additional Information (Details) $ in Millions		12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Segment class_of_receivable Contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of portfolio segments | Segment		3
Number of classes of financing receivables | class_of_receivable		6
Total nonperforming loans	$ 103	$ 103	$ 286
Loans	64,458	64,458	63,703
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,689	$ 14,689	15,899
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subsequently defaulted number of contracts | Contract		34
Financing receivable, modifications, subsequent default, recorded investment (less than)		$ 8
Loans	$ 854	$ 854	1,055
Wealth management loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subsequently defaulted number of contracts | Contract		1
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	61.00%	61.00%
Percentage of past due mortgages (less than)	1.00%	1.00%
Loans	$ 8,267	$ 8,267	6,647
Wealth management mortgages | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	24.00%
Wealth management mortgages | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	19.00%
Wealth management mortgages | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	12.00%
Wealth management mortgages | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	7.00%
Wealth management mortgages | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	38.00%
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 5,461	$ 5,461	4,483
Number of business days in which overdrafts are generally repaid		2 days
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,590	$ 17,590	19,573
Total Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	50,425	50,425	49,351
Total Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonperforming loans	0	0	171
Loans	6,342	6,342	6,640
Total Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonperforming loans	91	91	102
Loans	854	854	1,055
Purchased mortgages	$ 221	$ 221
Purchased residential mortgages, loan to value ratio	76.00%	76.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent	14.00%	14.00%
Total Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,055	$ 1,055	911	$ 1,348
Total Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 17,503	$ 17,503	$ 19,340	$ 20,034
Total Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (in excess of)	100.00%	100.00%